SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - 12 months ended Dec. 31, 2018	$ / shares shares	$ / shares shares
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 25, 2023	Sep. 25, 2023
Exercise Price | $ / shares	$ 0.80
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock Options Outstanding	2,917,500	2,917,500
Stock options exercisable	2,576,250	2,576,250
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 22 days	3 years 22 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 10 months 3 days	2 years 10 months 3 days
Stock options [Member] | September 19, 2019 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 19, 2019	Sep. 19, 2019
Exercise Price | $ / shares		$ 1.90
Stock Options Outstanding	570,000	570,000
Stock options exercisable	570,000	570,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	8 months 19 days	8 months 19 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	8 months 19 days	8 months 19 days
Stock options [Member] | December 22, 2019 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Dec. 22, 2019	Dec. 22, 2019
Exercise Price | $ / shares		$ 1.90
Stock Options Outstanding	30,000	30,000
Stock options exercisable	30,000	30,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	11 months 23 days	11 months 23 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	11 months 23 days	11 months 23 days
Stock options [Member] | September 2, 2021 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 02, 2021	Sep. 02, 2021
Exercise Price | $ / shares		$ 2.95
Stock Options Outstanding	552,500	552,500
Stock options exercisable	552,500	552,500
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 8 months 2 days	2 years 8 months 2 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 8 months 2 days	2 years 8 months 2 days
Stock options [Member] | September 20, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 20, 2022	Sep. 20, 2022
Exercise Price | $ / shares		$ 1.98
Stock Options Outstanding	1,295,000	1,295,000
Stock options exercisable	1,295,000	1,295,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 8 months 19 days	3 years 8 months 19 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3 years 8 months 19 days	3 years 8 months 19 days
Stock options [Member] | October 6, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2022	Oct. 06, 2022
Exercise Price | $ / shares		$ 1.98
Stock Options Outstanding	15,000	15,000
Stock options exercisable	15,000	15,000
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 9 months 7 days	3 years 9 months 7 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3 years 9 months 7 days	3 years 9 months 7 days
Stock options [Member] | August 28, 2023 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Aug. 28, 2023	Aug. 28, 2023
Exercise Price | $ / shares		$ 1.30
Stock Options Outstanding	455,000	455,000
Stock options exercisable	113,750	113,750
Weighted Average Remaining Contractual Life (Years), stock options outstanding	4 years 7 months 28 days	4 years 7 months 28 days
Weighted Average Remaining Contractual Life (Years), stock options exercisable	4 years 7 months 28 days	4 years 7 months 28 days